GAIN ON SALE OF INTEREST IN SUBSIDIARY (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		1 Months Ended		4 Months Ended
	May 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jul. 31, 2013 ETI [Member]	May 31, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold						8.00%	12.00%	20.00%
Net cash consideration				$ 5,850,000
Retained investment				19,546,600
Carrying value of non-controlling interest				9,235,254
Net assets of EES				(5,157,245)
Gain on deconsolidation	$ 29,500,000			$ 29,474,609